Loan Receivable (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Loans receivable	$ 196,000	$ 196,000	$ 1,365
Loan receivables, current	196,000		1,365
Loan receivables, non-current		$ 196,000